CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net revenues:
Advertising and IVAS	$ 32,507	$ 46,641	$ 64,050
Financing income	8,604	27
Total net revenues	41,111	46,668	$ 64,050
Cost of revenues:
Cost of revenues	36,720	34,663	32,970
Gross profit	4,391	12,005	31,080
Operating expenses:
Selling and marketing	30,502	34,593	43,166
Research and development	32,392	42,697	54,716
General and administrative	$ 46,803	48,764	$ 38,021
Impairment of goodwill		46,864
Total operating expenses	$ 109,697	172,918	$ 135,903
Loss from operations	105,306	160,913	104,823
Other income (expenses)	(6,884)	(1,352)	979
Exchange gain (loss) on offshore bank accounts	(174)	(2,277)	1,476
Interest income	2,190	$ 12,569	$ 12,769
Interest expense	(2,041)
Realized gain (loss) on short-term investments	$ (98,112)	$ 139,265	$ 56,022
Impairment of short-term investments			(2,098)
Impairment of equity method investments	$ (4,258)		(23,025)
Loss before provision of income tax and earnings (loss) in equity method investments and noncontrolling interest, net of tax	(214,585)	$ (12,708)	(58,700)
Income tax benefit (expense)	(3,124)	(6,517)	3,959
Loss before earnings (loss) in equity method investments and noncontrolling interest, net of tax	(217,709)	(19,225)	(54,741)
Earnings (loss) in equity method investments, net of tax	(5,468)	49,015	20,317
(Loss) income from continuing operations	(223,177)	29,790	(34,424)
Discontinued operations:
(Loss) income from the operations of discontinued operations, net of tax (benefits) expenses of $(3,494), $(321) and $944 for the years ended December 31, 2013, 2014 and 2015, respectively	$ 1,520	(27,194)	(34,600)
Gain on deconsolidation of the subsidiaries, net of tax of $nil for the years ended December 31, 2013, 2014 and 2015, respectively		489	$ 132,665
Gain on disposal of equity method investment		56,993
Income from discontinued operations, net of tax (benefits) expenses of $(3,494), $5,706 and $944 for the years ended December 31, 2013, 2014 and 2015, respectively	$ 1,520	30,288	$ 98,065
Net income (loss)	(221,657)	60,078	63,641
Net loss attributable to the noncontrolling interest	1,529	382	92
Net (loss) income from continuing operations attributable to Renren Inc.	(221,648)	30,172	(34,332)
Net income from discontinued operations attributable to Renren Inc.	1,520	30,288	98,065
Net income (loss) attributable to Renren Inc.	$ (220,128)	$ 60,460	$ 63,733
Net (loss) income per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ (0.22)	$ 0.03	$ (0.03)
Diluted (in dollars per share)	(0.22)	0.03	(0.03)
Net income per share from discontinued operations attributable to Renren Inc. shareholders
Basic (in dollars per share)	0.00	0.03	0.09
Diluted (in dollars per share)	0.00	0.03	0.09
Net income (loss) per share attributable to Renren Inc. shareholders:
Basic (in dollars per share)	(0.22)	0.06	0.06
Diluted (in dollars per share)	$ (0.22)	$ 0.06	$ 0.06
Weighted average number of shares used in calculating net (loss) income per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,019,378,556	1,059,446,436	1,118,091,879
Diluted (in shares)	1,019,378,556	1,067,631,709	1,118,091,879
Weighted average number of shares used in calculating net income per share from discontinued operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,019,378,556	1,059,446,436	1,118,091,879
Diluted (in shares)	1,027,236,202	1,067,631,709	1,130,739,922